Debt (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of Debt
Debt outstanding consists of the following:

	December 31,
	2024	2023
Revolver	$11,000	$32,000
Paycheck Protection Program Loan	82	194
Less revolver issuance costs	(151)	(252)
Loans payable, current	10,931	31,942

Convertible Note (a)	55,239	50,585
Embedded derivative (b)	2,919	14,308
Less issuance costs on convertible debt	(81)	(116)
Paycheck Protection Program Loan	—	82
Loans payable, non-current	58,077	64,859

Loans payable, related parties, non-current	5,006	4,670
	$74,014	$101,471
(a) The Convertible Note balance comprises of the following:

	December 31,
	2024	2023
Initial measurement which represents the gross proceeds received less fair value of the embedded derivative	$50,260	$50,260
PIK notes issued	3,309	—
Accrued PIK interest	159	169
Accretion of discount on issuance	1,511	156
	$55,239	$50,585

(b) Represents the embedded derivative included within the Convertible Note that is bifurcated and stated at fair value as at December 31, 2024 and 2023.

Schedule of Maturities of Long-Term Debt
The following table summarizes the debt maturities for the Convertible Note, the Revolver and the Paycheck Protection Program Loan:

2025	$82
2026	—
2027	—
2028 (1) (2)	79,468
$79,550
(1) The Company classifies the Revolver as a current liability on its consolidated balance sheets due to its intent and practice of using the Revolver for short-term financing needs. However, in the table above, the Revolver has been reflected at its maturity date in 2028.
(2) Debt maturing in 2028 also includes the Convertible Note with a maturity value of $65,000, $3,309 of additional PIK notes issued in 2024, and accrued PIK interest at December 31, 2024 of $159.

Fair Value Measurement Inputs and Valuation Techniques
The fair value of the Convertible Note and Embedded Derivative was calculated using a with and without method on the date of issuance (December 13, 2023) and at the end of each reporting period (December 31, 2024 and 2023) using a Monte Carlo simulation model with the following assumptions:

	December 31, 2024	December 31, 2023	December 13, 2023	Relationship of significant unobservable input to fair value
Fair value of the Convertible Note including the Embedded Derivative	$51,039	$55,473	$55,521
ADS price	$2.00	$5.54	$5.78	Increase in share price will increase the value of the derivative
Term (years)	3.95	4.95	5.00	Decrease in term will decrease the value of the derivative
Expected volatility	68.0%	56.0%	54.0%	Increase in expected volatility will increase the value of the derivative
Risk-free rate	4.3%	3.8%	4.0%	Increase in risk-free rate will increase the value of the derivative
Credit risk adjusted rate	20.0%	20.0%	20.0%	Increase in credit risk adjusted rate will increase the value of the derivative